CONDENSED STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
General and administrative expenses	$ 2,006,000	$ 1,947,000	$ 6,072,000	$ 5,342,000
Loss from operations	(14,843,000)	(8,866,000)	(33,941,000)	(8,151,000)
Other income:
(Loss) Income before provision for income taxes	(34,618,000)	(23,440,000)	(98,895,000)	(55,658,000)
Provision for income taxes			0	(145,000)
Net loss	(34,618,000)	(23,440,000)	(98,895,000)	(55,803,000)
Mudrick Capital Acquisition Corporation [Member]
General and administrative expenses	3,122,431	158,655	875,900	609,581
Loss from operations	(3,122,431)	(158,655)	(875,900)	(609,581)
Other income:
Interest income	409	2,404	6,634	8,302
Interest earned on investments held in Trust Account	659,150	1,152,202	4,379,894	2,836,691
Other income	659,559	1,154,606	4,386,528	2,844,993
(Loss) Income before provision for income taxes	(2,462,872)	995,951	3,510,628	2,235,412
Provision for income taxes	(128,007)	(252,611)	(899,804)	(555,449)
Net loss	$ (2,590,879)	$ 743,340	$ 2,610,824	$ 1,679,963
Mudrick Capital Acquisition Corporation [Member] | Class A common stock
Other income:
Weighted average shares outstanding	13,167,740	20,800,000	20,800,000	20,800,000
Basic and diluted income (loss) per common share	$ 0.04	$ 0.04	$ 0.16	$ 0.10
Mudrick Capital Acquisition Corporation [Member] | Common Class B [Member]
Other income:
Weighted average shares outstanding	5,200,000	5,200,000	5,200,000	5,200,000
Basic and diluted income (loss) per common share	$ (0.59)	$ (0.02)	$ (0.13)	$ (0.08)